Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of property plant and equipment, net
	Machinery	Office furniture and equipment	Leasehold improvements	Production Plant in process	Total
Cost:

Balance at January 1, 2020	$3,366	$580	$1,191	$4,429	$9,566
Additions	179	47	351	11,720	12,297

Balance at December 31, 2020	3,545	627	1,542	16,149	21,863

Accumulated depreciation:

Balance at January 1, 2020	1,936	421	911	-	3,268
Depreciation	206	71	80	-	357

Balance at December 31, 2020	2,142	492	991	-	3,625

Property and equipment, net at December 31, 2020	1,403	135	551	16,149	18,238
	Machinery	Office furniture and equipment	Leasehold improvements	Production Plant in process	Total
Cost:

Balance at January 1, 2019	$3,154	$535	$1,099	$468	$5,256
Additions	212	45	92	3,961	4,310

Balance at December 31, 2019	3,366	580	1,191	4,429	9,566

Accumulated depreciation:

Balance at January 1, 2019	1,753	345	847	-	2,945
Depreciation	183	76	64	-	323

Balance at December 31, 2019	1,936	421	911	-	3,268

Property and equipment, net at December 31, 2019	$1,430	$159	$280	$4,429	$6,298